Subsequent Events (Detail) $ in Thousands, shares in Millions			1 Months Ended
	Feb. 28, 2017 USD ($)	Jan. 23, 2017 USD ($)	Jan. 31, 2017 USD ($) shares	Aug. 31, 2015 shares	Mar. 31, 2017 USD ($)	Jan. 23, 2017 NOK	Dec. 31, 2016 USD ($) vessel	Dec. 21, 2016 USD ($)	Oct. 31, 2016 USD ($) vessel	Dec. 31, 2015 USD ($)	Nov. 30, 2013 vessel
Subsequent Event [Line Items]
Number of vessels | vessel											5
Number of common stock issued (in shares) | shares				7.2
Joint venture ownership percentage							100.00%			17.62%
Long-term debt							$ 6,639,546			$ 7,384,086
Investment in equity private placement							$ 1,010,308			$ 905,159
Ras Gas Three [Member]
Subsequent Event [Line Items]
Number of vessels | vessel							4
Teekay LNG-Marubeni Joint Venture [Member]
Subsequent Event [Line Items]
Long-term debt							$ 396,000
Teekay LNG [Member] | Ras Gas Three [Member]
Subsequent Event [Line Items]
Joint venture ownership percentage							40.00%	40.00%
Teekay LNG [Member] | Teekay LNG-Marubeni Joint Venture [Member]
Subsequent Event [Line Items]
Number of vessels | vessel							6
Joint venture ownership percentage							52.00%
Secured Term loan Facility Maturing in 2026 [Member] | Teekay LNG [Member] | Ras Gas Three [Member]
Subsequent Event [Line Items]
Debt instrument, principal amount								$ 723,000
Long-term debt								$ 610,000
Suezmax Tankers [Member] | Teekay Tankers [Member]
Subsequent Event [Line Items]
Number of vessels | vessel									2
Sales price									$ 33,800
Subsequent Events [Member] | Ras Gas Three [Member]
Subsequent Event [Line Items]
Amount distributed to shareholders	$ 100,000
Subsequent Events [Member] | Teekay LNG-Marubeni Joint Venture [Member]
Subsequent Event [Line Items]
Long-term debt					$ 335,000
Investment in equity private placement					$ 57,000
Subsequent Events [Member] | Teekay LNG [Member] | Ras Gas Three [Member]
Subsequent Event [Line Items]
Amount distributed to shareholders	$ 40,000
Subsequent Events [Member] | Norwegian Bond Due October 2021 [Member] | Teekay LNG [Member]
Subsequent Event [Line Items]
Debt instrument, principal amount		$ 36,000				NOK 300,000,000
Repayment percentage		103.75%
Fixed interest rates based on cross currency swaps		7.69%				7.69%
Subsequent Events [Member] | Continuous Offering [Member] | Teekay Tankers [Member]
Subsequent Event [Line Items]
Number of common stock issued (in shares) | shares			3.8
Subsequent Events [Member] | Continuous Offering [Member] | Teekay Tankers [Member]
Subsequent Event [Line Items]
Net proceeds from common stock			$ 8,600
Subsequent Events [Member] | Teekay Parent [Member] | Direct/Private Equity Placement [Member] | Teekay Tankers [Member]
Subsequent Event [Line Items]
Number of common stock issued (in shares) | shares			2.2
Net proceeds from common stock			$ 5,000
Subsequent Events [Member] | Torben Spirit [Member] | Teekay LNG [Member]
Subsequent Event [Line Items]
Lease term	10 months
Charter contract period	1 year
Sale leaseback transaction	$ 125,000
Subsequent Events [Member] | Reduction in sales price [Member] | Suezmax Tankers [Member] | Teekay Tankers [Member]
Subsequent Event [Line Items]
Sales price	$ 15,700